Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Low Volatility Index Fund
July 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MLV-NPRT3-0923
1.9892173.104
Common Stocks - 99.0%
	Shares	Value ($)
Brazil - 1.9%
Rumo SA	7,231,200	35,538,586
Telefonica Brasil SA	2,974,100	26,484,663
TOTAL BRAZIL		62,023,249
Chile - 0.8%
Banco de Chile	231,491,194	25,771,984
China - 18.5%
Agricultural Bank of China Ltd. (H Shares)	117,786,000	42,741,205
Anta Sports Products Ltd.	2,277,600	26,663,360
Bank of China Ltd. (H Shares)	114,518,000	42,436,372
Bank of Communications Co. Ltd. (H Shares)	69,091,000	41,637,628
CGN Power Co. Ltd. (H Shares) (a)	79,184,000	19,392,663
China CITIC Bank Corp. Ltd. (H Shares)	52,019,000	25,079,362
China Minsheng Banking Corp. Ltd. (H Shares)	49,479,500	18,842,928
China Railway Group Ltd. (H Shares)	29,845,000	19,555,059
China Resource Gas Group Ltd.	6,401,600	22,080,427
China Resources Power Holdings Co. Ltd.	8,209,000	17,746,572
China Shenhua Energy Co. Ltd. (H Shares)	14,136,000	42,232,725
China Tower Corp. Ltd. (H Shares) (a)	192,920,000	21,768,403
Far East Horizon Ltd.	13,323,000	9,993,659
Guangdong Investment Ltd.	19,936,000	17,229,178
Hansoh Pharmaceutical Group Co. Ltd. (a)	6,690,000	10,808,447
Hengan International Group Co. Ltd.	4,406,500	18,108,749
Industrial & Commercial Bank of China Ltd. (H Shares)	53,285,000	26,020,547
PetroChina Co. Ltd. (H Shares)	70,012,000	51,080,060
Postal Savings Bank of China Co. Ltd. (H Shares) (a)	54,839,000	33,611,204
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	14,763,200	19,005,568
Shenzhou International Group Holdings Ltd.	555,500	5,844,257
Sinopharm Group Co. Ltd. (H Shares)	4,374,800	13,715,250
Want Want China Holdings Ltd.	35,404,000	24,650,107
Yum China Holdings, Inc.	765,105	46,686,707
TOTAL CHINA		616,930,437
India - 16.0%
Cipla Ltd./India	2,321,258	33,164,861
Dr. Reddy's Laboratories Ltd.	761,048	52,196,658
HCL Technologies Ltd.	3,289,498	44,666,615
Hindustan Unilever Ltd.	1,372,561	42,738,986
Infosys Ltd.	2,283,587	37,799,955
Jubilant Foodworks Ltd.	2,714,643	15,794,707
Lupin Ltd.	1,292,169	15,483,560
Nestle India Ltd.	175,795	48,209,598
Pidilite Industries Ltd.	29,951	952,339
Power Grid Corp. of India Ltd.	15,325,195	49,577,677
Sona Blw Precision Forgings Ltd. (a)	2,335,604	16,190,757
Sun Pharmaceutical Industries Ltd.	1,283,159	17,840,029
Tata Consultancy Services Ltd.	1,089,776	45,338,206
Tech Mahindra Ltd.	2,584,768	35,059,688
Tvs Motor Co. Ltd.	1,617,339	27,074,302
Wipro Ltd.	5,957,095	29,384,280
WNS Holdings Ltd. sponsored ADR (b)	285,554	19,734,637
TOTAL INDIA		531,206,855
Indonesia - 2.4%
PT Bank Central Asia Tbk	75,185,900	45,495,447
PT Telkom Indonesia Persero Tbk	135,463,500	33,374,948
TOTAL INDONESIA		78,870,395
Korea (South) - 8.2%
Coway Co. Ltd.	411,321	13,198,636
Db Insurance Co. Ltd.	281,523	16,635,089
Hankook Tire Co. Ltd.	578,204	17,512,831
Hyundai Mobis	160,491	29,266,508
Industrial Bank of Korea	2,160,081	17,565,070
Kangwon Land, Inc.	712,247	8,696,000
Korea Electric Power Corp. (b)	1,061,233	15,951,945
KT&G Corp.	734,909	47,509,222
LG Uplus Corp.	206,994	1,621,646
NCSOFT Corp.	112,134	24,265,920
Orion Corp./Republic of Korea	39,093	3,472,635
Samsung Electronics Co. Ltd.	695,374	37,987,278
Samsung SDS Co. Ltd.	320,458	32,178,225
SK Hynix, Inc.	62,988	6,083,273
TOTAL KOREA (SOUTH)		271,944,278
Kuwait - 2.5%
Boubyan Bank KSC	7,374,804	14,884,045
Mobile Telecommunication Co.	15,962,354	27,071,570
National Bank of Kuwait	13,103,773	41,034,602
TOTAL KUWAIT		82,990,217
Malaysia - 4.9%
CelcomDigi Bhd	18,690,000	18,321,091
Dialog Group Bhd	4,494,100	2,292,400
IHH Healthcare Bhd	16,651,200	21,972,641
Malayan Banking Bhd	7,927,116	15,857,748
MISC Bhd	3,999,500	6,377,557
Nestle (Malaysia) Bhd	223,300	6,631,153
Petronas Gas Bhd	2,860,200	10,834,379
PPB Group Bhd	3,425,000	12,685,185
Public Bank Bhd	30,926,300	28,601,169
Tenaga Nasional Bhd	17,907,400	38,126,201
TOTAL MALAYSIA		161,699,524
Mexico - 0.5%
Kimberly-Clark de Mexico SA de CV Series A	7,059,200	16,576,157
Philippines - 2.2%
Bank of the Philippine Islands (BPI)	11,162,293	23,271,714
BDO Unibank, Inc.	13,207,752	34,895,208
PLDT, Inc.	581,055	13,859,833
TOTAL PHILIPPINES		72,026,755
Qatar - 3.0%
Masraf al Rayan	6,369,298	4,392,016
Qatar Electricity & Water Co. (b)	603,929	3,011,349
Qatar Islamic Bank	6,390,006	37,128,744
Qatar National Bank SAQ (b)	7,894,195	36,825,118
The Commercial Bank of Qatar (b)	10,613,915	18,224,442
TOTAL QATAR		99,581,669
Russia - 0.0%
PhosAgro PJSC (c)	1,400	87
PhosAgro PJSC:
GDR (Reg. S) (b)(c)	586,072	12,020
sponsored GDR (Reg. S) (b)(c)	3,774	77
TOTAL RUSSIA		12,184
Saudi Arabia - 8.1%
Advanced Polypropylene Co.	186,595	2,263,054
Alinma Bank	4,282,652	42,237,478
Almarai Co. Ltd.	1,773,274	32,567,059
Jarir Marketing Co.	4,427,088	18,290,826
Mouwasat Medical Services Co.	333,407	22,306,524
Sabic Agriculture-Nutrients Co.	772,269	29,683,652
Saudi Basic Industries Corp.	1,935,897	44,222,831
Saudi Electricity Co.	4,718,809	28,225,310
Saudi Telecom Co.	4,090,623	46,231,585
The Savola Group	5,749	64,821
Yanbu National Petrochemical Co.	196,337	2,396,907
TOTAL SAUDI ARABIA		268,490,047
Taiwan - 23.0%
ASUSTeK Computer, Inc.	3,561,000	41,167,630
Chang Hwa Commercial Bank	40,983,287	24,535,824
Chicony Electronics Co. Ltd.	4,745,000	15,748,348
Chunghwa Telecom Co. Ltd.	11,464,000	42,210,289
Compal Electronics, Inc.	29,384,000	28,417,163
Far EasTone Telecommunications Co. Ltd.	12,022,000	27,109,255
Formosa Petrochemical Corp.	10,564,000	26,908,239
Formosa Plastics Corp.	10,635,000	28,102,395
Highwealth Construction Corp.	7,845,000	10,539,398
Inventec Corp.	23,499,000	47,541,329
Lite-On Technology Corp.	12,285,000	58,721,098
Mega Financial Holding Co. Ltd.	38,194,075	48,825,240
President Chain Store Corp.	4,227,000	37,455,790
Quanta Computer, Inc.	16,293,000	123,416,145
Sinopac Financial Holdings Co.	51,196,416	30,325,007
Synnex Technology International Corp.	8,992,000	16,906,765
Taiwan Cooperative Financial Holding Co. Ltd.	44,122,594	41,199,399
Taiwan Mobile Co. Ltd.	12,984,000	38,928,082
The Shanghai Commercial & Savings Bank Ltd.	18,410,080	25,756,337
Uni-President Enterprises Corp.	15,025,000	35,932,875
WPG Holding Co. Ltd.	10,362,000	16,586,572
TOTAL TAIWAN		766,333,180
Thailand - 2.8%
Advanced Info Service PCL (For. Reg.)	7,204,700	47,658,779
Advanced Information Service PCL NVDR	308,000	2,037,407
Bangkok Bank PCL (For. Reg.)	2,993,300	15,025,639
Bangkok Dusit Medical Services PCL (For. Reg.)	24,845,500	20,907,599
Home Product Center PCL (For. Reg.)	21,319,400	8,860,983
TOTAL THAILAND		94,490,407
United Arab Emirates - 4.2%
Abu Dhabi National Oil Co. for Distribution PJSC	21,648,431	22,986,981
ADNOC Drilling Co. PJSC	18,156,947	19,477,353
Dubai Electricity & Water Authority PJSC	25,886,844	18,888,819
Dubai Islamic Bank Pakistan Ltd. (b)	20,536,233	32,149,892
Emirates Telecommunications Corp.	6,110,307	37,265,070
First Abu Dhabi Bank PJSC	2,370,216	9,447,565
TOTAL UNITED ARAB EMIRATES		140,215,680
TOTAL COMMON STOCKS (Cost $2,977,492,189)		3,289,163,018

Government Obligations - 0.0%
	Principal Amount (d)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.18% 9/7/23 (e) (Cost $1,790,510)	1,800,000	1,790,262

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $2,979,282,699)	3,290,953,280
NET OTHER ASSETS (LIABILITIES) - 1.0%	32,106,086
NET ASSETS - 100.0%	3,323,059,366

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	648	Sep 2023	34,159,320	1,927,600	1,927,600

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,771,474 or 3.1% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,077,141.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	30,186,116	641,477,294	671,663,410	535,691	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	12,500,000	28,268,469	40,768,469	4,221	-	-	-	0.0%
Total	42,686,116	669,745,763	712,431,879	539,912	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.